UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.


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1.       Name and address of issuer:

     Conseco Fund Group
     11825 N. Pennsylvania Street
     Carmel, IN  46032

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2.   The name of each series or class of securities for which this Form is filed
     (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     Conseco Money Market Fund
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3.   Investment Company Act File Number: 811-07839

     Securities Act File Number:         333-13185
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4(a). Last day of fiscal year for which this Form is filed:

                                                             December 31, 2001
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4(b).Check box if this Form is being  filed late  (i.e.,  more than 90  calendar days after the end of the issuer's fiscal year). (See instruction A.2) N/A


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).Check box if this is the last time the  issuer  will be filing  this  Form.
     N/A

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Persons who respond to the collection of information  contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2393 (4-01)
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5.   Calculation of registration fee:


(i)  Aggregate sale price of securities  sold during the fiscal year pursuant to section 24(f):

                                                                   $ 444,757,709

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                     $ 340,866,535

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                     $           0

(iv) Total  available  redemption  credits  [add items  5(ii) and  5(iii)]:
                                                               - $   340,866,535

(v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                   $ 103,891,174

(vii)Multiplier  for  determining  registration  fee (See  Instruction  C.9):
                                                                    X   0.000092



(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
                                                                         = 9,558
                                                                         =======
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6.   Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: 0 .

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7.   Interest  due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   + $       N/A

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:
                                                                    = $    9,558
                                                                    ============
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9.   Date of the  registration  fee and any  interest  payment  was  sent to the
     Commission's lockbox depository:           March 25, 2002

         Method of Delivery:


                           [X]    Wire Transfer    (CIK # 0001023658)

                           [ ]    Mail or other means
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature and Title)*  \s\ William P. Kovacs
                           ----------------------
                               William P. Kovacs, Vice President &  Secretary




Date     March 25, 2002

*Please print the name and title of the signing officer below the signature.